PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

9.           PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2018	2019
	US$	US$

Buildings	723,882	741,700
Office equipment	23,587	21,227
Motor vehicles	1,503	1,243
Leasehold improvement	22,034	17,366
Land	50,731	50,731

Total	821,737	832,267
Less: Accumulated depreciation	(128,569)	(147,984)

Construction in progress	34,571	11,174

	727,739	695,457

Depreciation of property and equipment and amortization of land use rights charged to continuing and discontinued operations were US$27,961 and US$26,735 for the years ended December 31, 2017 and 2018, respectively. Depreciation of property and equipment charged to continuing and discontinued operations was US$25,247 for the year ended December 31, 2019.

9.           PROPERTY AND EQUIPMENT, NET (continued)

As of December 31, 2019, the Company is still in the process of obtaining the property ownership certificates for certain buildings with aggregate net carrying values of US$69,907.

As of December 31, 2019, certain buildings with aggregate net carrying value of US$458,921 were pledged for bank borrowings.